Consolidated balance sheet - CAD ($) $ in Millions		Jan. 31, 2023	Oct. 31, 2022
ASSETS
Cash and non-interest-bearing deposits with banks	[1]	$ 22,876	$ 31,535
Interest-bearing deposits with banks		28,593	32,326
Securities (Note 5)		187,350	175,879
Cash collateral on securities borrowed		12,446	15,326
Securities purchased under resale agreements		65,182	69,213
Loans (Note 6)
Residential mortgages		270,909	269,706
Personal		44,877	45,429
Credit card		16,171	16,479
Business and government		190,512	188,542
Allowance for credit losses		(3,159)	(3,073)
Total loans		519,310	517,083
Other
Derivative instruments		30,425	43,035
Customers' liability under acceptances		11,996	11,574
Property and equipment		3,314	3,377
Goodwill		5,248	5,348
Software and other intangible assets		2,622	2,592
Investments in equity-accounted associates and joint ventures		629	632
Deferred tax assets		784	480
Other assets		31,216	35,197
Other miscellaneous assets		86,234	102,235
Total assets		921,991	943,597
Deposits (Note 7)
Personal		236,095	232,095
Business and government		389,225	397,188
Bank		24,561	22,523
Secured borrowings		44,843	45,766
Deposits		694,724	697,572
Obligations related to securities sold short		17,639	15,284
Cash collateral on securities lent		4,096	4,853
Obligations related to securities sold under repurchase agreements		71,428	77,171
Other
Derivative instruments		39,374	52,340
Acceptances		12,000	11,586
Deferred tax liabilities		59	45
Other liabilities		25,446	28,072
Other miscellaneous liabilities		76,879	92,043
Subordinated indebtedness		7,317	6,292
Equity
Contributed surplus		115	115
Retained earnings		28,403	28,823
Accumulated other comprehensive income (AOCI)		1,216	1,594
Total shareholders' equity		49,705	50,181
Non-controlling interests		203	201
Total equity		49,908	50,382
Total liabilities and equities		921,991	943,597
Preferred shares and other equity instruments [member]
Equity
Issued shares (Note 9)		4,925	4,923
Total equity		4,925	4,923
Common shares [member]
Equity
Issued shares (Note 9)		15,046	14,726
Total equity		$ 15,046	$ 14,726

[1]	Includes restricted cash of $485 million (October 31, 2022: $493 million; January 31, 2022: $462 million) and interest-bearing demand deposits with Bank of Canada.